Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share Disclosure [Line Items]
High	$ 99.40	$ 95.00	$ 87.36	$ 72.12	$ 72.50	$ 66.71	$ 59.36	$ 55.89	$ 48.45	$ 46.45	$ 52.52	$ 72.69	$ 99.40	$ 72.50	$ 72.69
Low	$ 83.65	$ 82.80	$ 67.52	$ 54.26	$ 55.18	$ 53.50	$ 49.36	$ 39.53	$ 33.13	$ 27.69	$ 31.29	$ 48.67	$ 54.26	$ 39.53	$ 27.69
Dividends	$ 0.37	$ 0.32	$ 0.29	$ 0.27	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 1.25	$ 1.01	$ 1.00